SEGMENTS (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2022 segment	Mar. 31, 2022 segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
SEGMENTS
Number of reportable segments | segment	4	4	4
Number of clients representing 10% or more of the company's total revenue | $			0	0	0